Consolidated Statements of Financial Position (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 422,745	$ 328,930
Marketable securities	19,347	12,026
Receivables, less allowances of $21,347 and $20,362, respectively	403,705	374,200
Inventories	56,562	59,643
Prepaid expenses and other assets	37,344	38,295
Deferred customer acquisition costs	33,921	30,403
Deferred taxes	107,499	90,609
Assets of discontinued operations		17
Total Current Assets	1,081,123	934,123
Property and Equipment:
At cost	633,582	541,817
Less: accumulated depreciation	(293,534)	(235,058)
Net Property and Equipment	340,048	306,759
Other Assets:
Goodwill	2,412,251	3,161,980
Intangible assets, primarily trade names, service marks and trademarks, net	2,373,469	2,543,539
Notes receivable	22,419	23,322
Long-term marketable securities	126,456	130,456
Other assets	10,197	8,846
Debt issuance costs	44,951	37,798
Total Assets	6,410,914	7,146,823
Current Liabilities:
Accounts payable	86,710	81,641
Accrued liabilities:
Payroll and related expenses	78,188	85,346
Self-insured claims and related expenses	83,035	73,071
Accrued interest payable	54,156	67,011
Other	58,994	70,103
Deferred revenue	483,897	473,242
Liabilities of discontinued operations	905	805
Current portion of long-term debt	52,214	51,838
Total Current Liabilities	898,099	903,057
Long-Term Debt	3,909,039	3,824,032
Other Long-Term Liabilities:
Deferred taxes	934,271	1,036,693
Liabilities of discontinued operations		2,070
Other long-term obligations, primarily self-insured claims	114,855	133,052
Total Other Long-Term Liabilities	1,049,126	1,171,815
Commitments and Contingencies (See Note 9)
Shareholder's Equity:
Common stock $0.01 par value, authorized 1,000 shares; issued 1,000 shares
Additional paid-in capital	1,471,789	1,464,293
Retained deficit	(923,705)	(210,162)
Accumulated other comprehensive income (loss)	6,566	(6,212)
Total Shareholder's Equity	554,650	1,247,919
Total Liabilities and Shareholder's Equity	$ 6,410,914	$ 7,146,823